Refundable Contributions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Contribution [Line Items]
Refundable Contributions

4. Refundable Contributions

In order to satisfy the relevant non-discrimination provisions of the Plan, the Plan refunds any excess deferral contributions, excess employer contributions and related net gains or losses of certain active participants. Refundable contributions at December 31, 2025 and 2024 were $3,444,046 and $1,415,501, respectively. Refunds are issued to participants by the month of March subsequent to each plan year. Contributions received from participants and the employer have been reduced by the refundable contributions on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025.